Significant Accounting Policies - Schedule of Relevant Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Relevant Exchange Rates [Abstract]
Period Ended RMB: USD exchange rate	7.2993	7.0999	6.8972
Period Average RMB: USD exchange rate	7.1957	7.0809	6.729